Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Harden Technologies Inc.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001873723
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Building 8
Entity Address, Address Line Two	No. 6 Jingye Road
Entity Address, Address Line Three	Torch Development Zone
Entity Address, City or Town	Zhongshan City
Entity Address, Country	CN
Entity Address, Postal Zip Code	528400
City Area Code	+86
Local Phone Number	-760-89935422
Business Contact
Document Information Line Items
Entity Address, Address Line One	25 Robert Pitt Dr
Entity Address, Address Line Two	Suite 204 Monsey
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10952
City Area Code	(888)
Local Phone Number	528-2677
Contact Personnel Name	Vcorp Agent Services, Inc